Related Party Transactions	6 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions

Note 7 – Related party transactions

Other payables – related parties

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	December 31, 2023	June 30, 2023
			(Unaudited)
Wei Zhang	Chairman of the Board and Director of the Company	Interest-free loan, due on demand	$198,110	$-
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	530,000	580,000
Louis Luo	Director and Chief Executive Officer of the Company	Interest-free loan, due on demand	3,106	-
Total			$731,216	$580,000